Financial Instruments - Derivatives Designated as Hedging Instruments - Gain (Loss) Reclassified from Accumulated Other Comprehensive Loss into Income (Effective Portion) (Table) (Details) - USD ($)
$ in Thousands
	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Derivative
Total	$ (204)	$ (691)	$ (703)	$ (1,415)
Depreciation expense
Derivative
Interest rate swaps	(47)	(51)	(94)	(76)
Interest and finance costs, net
Derivative
Interest rate swaps	$ (157)	$ (640)	$ (609)	$ (1,339)